The Nature of Expenses and Others	12 Months Ended
Dec. 31, 2019
Text block [abstract]
The Nature of Expenses and Others
18.	The Nature of Expenses and Others
The classification of expenses by nature for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Changes in inventories	~~W~~	(62,299)	(341,120)	640,048
Purchases of raw materials, merchandise and others		13,548,848	12,863,812	12,580,796
Depreciation and amortization		3,214,576	3,554,565	3,695,051
Outsourcing		771,697	825,393	865,935
Labor		3,258,427	3,222,110	3,072,877
Supplies and others		1,239,915	1,010,352	813,262
Utility		865,347	899,075	896,112
Fees and commissions		692,125	722,134	695,245
Shipping		249,820	240,288	196,002
Advertising		236,440	112,400	193,436
Warranty		251,131	234,928	418,942
Travel		92,976	104,009	95,074
Taxes and dues		91,806	123,210	109,473
Impairment loss on property, plant, and equipment		—	43,601	1,550,430
Impairment loss on intangible assets		1,809	82	249,450
Others		917,242	713,990	625,504

	~~W~~	25,369,860	24,328,829	26,697,637

Total expenses consist of cost of sales, selling, administrative, research and development expenses and other expenses, excluding foreign exchange differences.